CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 194,465	$ 194,216	$ 179,859	$ 174,959	$ (28,216)	$ 160,838	$ 150,880	$ 95,693	$ 743,499	$ 379,195	$ 663,108
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on derivatives, net of tax of $5,452, $(6,138) and $10,029, respectively									(30,300)	41,362	(58,307)
Realized (gains) losses on derivatives in net income, net of tax of $230, $8,815 and $(14,098), respectively									(6,977)	(54,709)	41,723
Unrealized holding gains (losses) on available-for-sale securities, net of tax of $0, $648, $(106), respectively									0	(955)	98
Change in pension and postretirement benefit plan liability, net of tax of $11,128, $(10,278), $15,781, respectively									(16,693)	15,416	(23,672)
Other comprehensive income (loss) on investments in unconsolidated affiliates, net of tax of $270, $293, $0, respectively									(1,505)	(1,632)	0
Total other comprehensive income (loss), net of tax									(55,475)	(518)	(40,158)
Comprehensive income									688,024	378,677	622,950
Less: Comprehensive income attributable to noncontrolling interests									363,093	124,589	326,598
Comprehensive income attributable to ONEOK									$ 324,931	$ 254,088	$ 296,352